Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Tianwang and Yilong
Total Purchase Price Consideration

As part of the Company’s business strategy to expand into the VPN market and to expand the Company’s existing managed network services (“MNS”), the Company acquired 100% of the equity interests in Tianwang and Yilong on February 28, 2013 for a total purchase consideration of RMB73,389, as follows:

RMB
Cash consideration (i)	17,500
Share consideration * (ii)	10,455
Contingent consideration in cash * (iii)	19,977
Contingent ordinary shares issuance * (iii) (iv)	25,457

Total fair value of purchase price consideration	73,389

*	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
(ii)	Share consideration represents a payment of RMB10,455 equivalent ADS shares was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.
(iii)	The contingent consideration in both cash and shares are determined based on the achievement by Tianwang and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Tianwang and Yilong would meet the contractually stipulated targets. The outstanding contingent consideration related to year 2014 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 24).
(iv)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for fiscal year 2013 was resolved, the corresponding portion of the contingent consideration was remeasured on December 31, 2013 and December 31, 2014, with its fair value of RMB10,082 and RMB15,960 (US$2,572) reclassified to additional paid in capital. As the contingency with respect to the financial targets for fiscal year 2014 was resolved, the corresponding portion of the contingent consideration was remeasured on December 31, 2014, with its fair value of RMB7,762 (US$1,251) reclassified to additional paid in capital.

iJoy Holding Limited ("iJoy BVI")
Total Purchase Price Consideration

As a part of the Company’s business expansion strategy into the provision of content delivery network (“CDN”) services, the Company acquired 100% equity interests in iJoy on April 30, 2013 for a total purchase consideration of RMB96,957 (net of the pre-existing receivables and payables which is settled between the Company and iJoy on the acquisition date) as follows:

RMB
Cash consideration (i)	24,663
Contingent consideration in cash * (ii)	25,146
Contingent ordinary shares issuance * (ii) (iii)	47,148

Total fair value of purchase price consideration	96,957

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	The Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy in 2013. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.
(ii)	The contingent considerations are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as meeting certain operational milestones provided in the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether iJoy will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2015 has been recorded in the “Amount due to related parties” balance within the Company’s Consolidated Balance Sheets (Note 24).
(iii)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial and/or operational targets for fiscal year 2013 and 2014 was resolved, the corresponding portion of the contingent consideration was remeasured with its fair value of RMB31,956 and RMB21,076 (US$3,397) reclassified to additional paid in capital, respectively.

Aipu Group
Total Purchase Price Consideration

To expand the reach of the Company’s data transmission network into regional last-mile access networks, further strengthening its position as a leading integrated internet infrastructure services provider in China, on May 31, 2014, the Company acquired from third party selling shareholders (the “Selling Shareholder”) the controlling interest represented by 50% equity interests plus one share of Aipu Group, one of the largest regional internet service providers in Southwest China, for a total purchase consideration of RMB748,971(US$120,659), as follow:

	RMB	US$
Cash consideration (i)	700,000	112,820
Contingent consideration in cash (ii) *	48,971	7,892

Total fair value of purchase price consideration	748,971	120,712

*	The Company determined the fair value of the contingent consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB700,000 of the above cash consideration was paid in 2014.
ii.	The contingent consideration in cash was determined based on the achievement by Aipu Group of certain revenue and net profit targets as well as certain operational performance targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016. The Company determined the fair value of the contingent cash consideration as of the acquisition date and at the end of 2014 with the assistance of an independent third party valuation firm based on the Company’s assessment of whether Aipu Group will meet the aforementioned contractually stipulated targets. The outstanding contingent consideration amount was recorded in the “Amount due to related parties” balance within the Company’s consolidated balance sheets (Note 24).

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date of May 31, 2014:

	RMB	US$
Current assets	100,741	16,236
Other non-current assets	15,243	2,457
Property and equipment, net	681,979	109,915
Customer relationships (Note 10)	456,079	73,507
Trade names (Note 10)	110,748	17,849
Property management relationship (Note 10)	86,873	14,001
Non-compete agreements (Note 10)	26,670	4,298
Supplier relationships (Note 10)	23,453	3,780
Licenses (Note 10)	10,744	1,732
Purchased softwares	9,819	1,583
Land use right	12,143	1,957

Total assets acquired	1,534,492	247,315

Accounts and notes payable	(31,097)	(5,012)
Deferred revenue-current	(390,000)	(62,857)
Other current liabilities	(190,317)	(30,673)
Deferred tax liabilities-non-current	(124,356)	(20,043)
Other non-current liabilities	(1,367)	(220)

Total liabilities assumed	(737,137)	(118,805)

Net assets acquired	797,355	128,510
Purchase considerations	748,971	120,712
Fair value of redeemable non-controlling interests with the embedded put options (Note 28)	748,040	120,562

Goodwill	699,656	112,764

Dermot Entities
Total Purchase Price Consideration

As part of the Company’s business strategy to expand into the Virtual Private Network (“VPN”) market, the Group acquired 100% equity interests in the Dermot Entities from a third party selling shareholder, on August 10, 2014 for a total purchase consideration of RMB953,567 (US$153,687).

	RMB	US$
Cash consideration (i)	598,500	96,461
Contingent ordinary shares issuance * (ii) (iii)	355,067	57,226

Total fair value of purchase price consideration	953,567	153,687

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB 598,500 of the above cash consideration was paid in 2014.
ii.	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 and 2015 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position.
iii.	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Current assets	77,886	12,552
Other non-current assets	655	106
Property and equipment, net	40,006	6,448
Customer relationships (Note 10)	207,767	33,486
Trade name (Note 10)	116,266	18,739
Contract backlog (Note 10)	34,259	5,522
Licenses (Note 10)	3,772	608
Supplier relationships (Note 10)	30,073	4,847
Purchased softwares	360	58

Total assets acquired	511,044	82,366

Accounts and notes payable	(39,293)	(6,333)
Other current liabilities	(42,555)	(6,859)
Deferred tax liabilities-non-current	(81,657)	(13,161)
Other non-current liabilities	(3,372)	(543)

Total liabilities assumed	(166,877)	(26,896)

Net assets acquired	344,167	55,470
Purchase consideration	953,567	153,687

Goodwill	609,400	98,217

Other acquisitions
Total Purchase Price Consideration

As part of the Company’s business strategy to expand the existing hosting service, the Company completed other several less significant acquisitions in 2014. The aggregate consideration for the three acquisitions is RMB 64,232 (US$ 10,352), as follow:

	RMB	US$
Cash consideration (i)	49,554	7,986
Contingent consideration in cash* (ii)	7,339	1,183
Contingent ordinary shares issuance* (ii) (iii)	7,339	1,183

Total fair value of purchase price consideration	64,232	10,352

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB49,554 of the above cash consideration was paid in 2014.
ii.	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology., Co., Ltd. (“GD Tianying”) of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether GD Tianying will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014, 2015 and 2016 has been recorded in the “Amount due to related parties” balance within the Company’s Consolidated Balance Sheets.
iii.	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Current assets	13,472	2,171
Other non-current assets	262	42
Property and equipment, net	15,912	2,565
Licenses	896	144
Supplier Relationship	14,516	2,340
Customer Relationships	9,381	1,512
Non-compete agreements	300	48

Total assets acquired	54,739	8,822

Accounts and notes payable	(5,768)	(930)
Other current liabilities	(10,124)	(1,631)
Deferred revenue-non-current	(750)	(121)
Deferred tax liabilities-non-current	(4,683)	(755)

Total liabilities assumed	(21,325)	(3,437)

Net assets acquired	33,414	5,386
Purchase consideration	64,232	10,352
Fair value of noncontrolling interests	5,597	902

Goodwill	36,415	5,869

Beijing Yichengtaihe Investment Co., Ltd
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

As of September 30, 2014, the fair values of the net identifiable assets of BJ Yichengtaihe are as follows:

	RMB	US$
Net assets acquired:
Property	160,974	25,944
Land use right	54,489	8,782
Equipment	25,661	4,136
Cash and cash equivalent	1,098	177
Other current liabilities	(1,008)	(162)
Deferred tax liabilities	(42,368)	(6,828)

Total consideration in cash	198,846	32,049